Assets and liabilities included in disposal group classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosure of assets and liabilities classified as held for sale

Loans and advances to customers classified as assets held for sale (audited)
	Stage 1			Stage 2			Stage 3			Total
	Gross	ECL	Coverage	Gross	ECL	Coverage	Gross	ECL	Coverage	Gross	ECL	Coverage
As at 31 December 2024	£m	£m	%	£m	£m	%	£m	£m	%	£m	£m	%
Retail credit cards - US	5,495	64	1.2	689	161	23.4	57	46	80.7	6,241	271	4.3
Retail credit cards - Germany	1,908	18	0.9	307	29	9.4	93	69	74.2	2,308	116	5.0
Retail other - Germany	1,134	16	1.4	220	33	15.0	71	48	67.6	1,425	97	6.8
Corporate loans - US	49	1	2.0	9	3	33.3	1	1	100.0	59	5	8.5
Total Rest of the World	8,586	99	1.2	1,225	226	18.4	222	164	73.9	10,033	489	4.9

As at 31 December 2023
Retail credit cards - US	—	—	—	—	—	—	—	—	—	—	—	—
Retail credit cards - Germany	1,621	15	0.9	445	41	9.2	92	68	73.9	2,158	124	5.7
Retail other - Germany	1,561	20	1.3	288	32	11.1	84	60	71.4	1,933	112	5.8
Corporate loans - US	—	—	—	—	—	—	—	—	—	—	—	—
Total Rest of the World	3,182	35	1.1	733	73	10.0	176	128	72.7	4,091	236	5.8

As at 31 December	2024	2023
	£m	£m
Assets included in disposal groups classified as held for sale
Loans and advances to customers	9,544	3,855
Intangible assets	25	15
Property, plant and equipment	24	24
Other assets	260	22
Total assets classified as held for sale	9,854	3,916

Liabilities included in disposal groups classified as held for sale
Deposits from customers	3,647	3,077
Other liabilities	77	83
Provisions	2	4
Total liabilities classified as held for sale	3,726	3,164

Net assets classified as held for sale	6,128	752